REVENUE - Revenue by Geographic Region (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Net revenue	$ 92,373	$ 73,760	$ 218,138	$ 142,472
Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	90,385	70,729	213,116	136,759
Net product sales | North America
Disaggregation of Revenue [Line Items]
Net revenue	56,630	44,443	154,357	79,122
Net product sales | Rest of the World
Disaggregation of Revenue [Line Items]
Net revenue	33,755	26,286	58,759	57,637
Royalties
Disaggregation of Revenue [Line Items]
Net revenue	$ 1,988	$ 3,031	$ 5,022	$ 5,713